UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.57%

AGRICULTURE—1.41%
Casa Grande SAA	1,118,693	$6,013,053

		6,013,053
BANKS—18.87%
BBVA Banco Continental SA	4,677,435	9,581,854
Credicorp Ltd.	654,860	71,130,893

		80,712,747
BUILDING MATERIALS—3.21%
Cementos Lima SAA Class C	7,101,124	5,787,173
Cementos Pacasmayo SAA	4,560,569	7,940,238

		13,727,411
COMMERCIAL SERVICES—0.07%
Scotiabank	20,093	297,729

		297,729
DIVERSIFIED FINANCIAL SERVICES—3.31%
Intergroup Financial Services Corp.	540,774	14,168,279

		14,168,279
ELECTRIC—4.62%
Edegel SA	12,835,187	8,415,737
Empresa de Distribucion Electrica de Lima Norte SA	2,033,014	2,726,249
Luz del Sur SAA	3,574,405	8,633,125

		19,775,111
ENGINEERING & CONSTRUCTION—4.08%
Grana y Montero SA	7,357,343	17,442,858

		17,442,858
FOOD—6.39%
Alicorp SA	9,848,632	21,634,520
Austral Group SAA	1,237,189	123,742
Copeinca ASA(a)	898,099	5,573,613

		27,331,875
IRON & STEEL—2.21%
Corporacion Aceros Arequipa SA(b)	7,405,282	5,678,435
Empresa Siderurgica del Peru SAA(a)	11,562,063	3,769,074

		9,447,509

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

November 30, 2011

MACHINERY—2.23%
Ferreyros SA	10,438,958	9,551,482

		9,551,482
MINING—50.39%
Compania de Minas Buenaventura SA SP ADR	1,948,427	76,280,917
Compania Minera Atacocha SA Class B(a)	9,755,317	3,324,650
Compania Minera Milpo SA	6,879,683	12,105,388
Hochschild Mining PLC	2,565,179	17,876,922
Minsur SA	16,208,779	16,211,781
Rio Alto Mining Ltd.(a)	2,101,818	7,356,363
Sociedad Minera Cerro Verde SA(a)	421,706	15,012,734
Sociedad Minera el Brocal SA	148,223	2,481,822
Southern Copper Corp.	1,389,664	43,260,240
Volcan Compania Minera SAA Class B	18,023,089	21,631,713

		215,542,530
OIL & GAS—2.78%
Maple Energy PLC(a)	5,574,074	6,020,000
Refineria la Pampilla SA	18,860,481	5,868,792

		11,888,792
TELECOMMUNICATIONS—0.00%
Telefonica del Peru SAA Class B	10,046	9,304

		9,304

TOTAL COMMON STOCKS
(Cost: $501,738,416)		425,908,680

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	1,550,588	1,550,588

		1,550,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,550,588)		1,550,588

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $503,289,004)		427,459,268
Other Assets, Less Liabilities—0.07%		297,560

NET ASSETS—100.00%		$427,756,828

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—79.50%

AGRICULTURE—1.46%
SLC Agricola SA	74,100	$652,473

		652,473
APPAREL—1.31%
Grendene SA	132,600	587,459

		587,459
AUTO PARTS & EQUIPMENT—3.73%
Autometal SA	46,800	353,330
Iochpe-Maxion SA	97,500	1,202,572
Plascar Participacoes Industriais SA(a)	101,440	114,456

		1,670,358
BUILDING MATERIALS—1.26%
Eternit SA	113,100	562,998

		562,998
CHEMICALS—0.35%
Fertilizantes Heringer SA(a)	27,305	157,366

		157,366
COMMERCIAL SERVICES—10.21%
Abril Educacao SA(a)	31,200	344,960
Estacio Participacoes SA	97,500	981,471
Kroton Educacional SA(a)	78,000	811,062
Mills Estruturas e Servicos de Engenharia SA	93,600	828,319
Santos Brasil Participacoes SA	66,300	843,418
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	66,310	764,326

		4,573,556
DISTRIBUTION & WHOLESALE—0.40%
Kepler Weber SA(a)	1,365,041	181,200

		181,200
ELECTRIC—1.84%
Equatorial Energia SA	78,000	496,128
Redentor Energia SA	92,000	325,664

		821,792
ENERGY - ALTERNATE SOURCES—0.68%
Vanguarda Agro SA(a)	1,041,300	305,248

		305,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2011

ENTERTAINMENT—0.85%
T4F Entretenimento SA(a)	50,700	378,567

		378,567
FOOD—3.92%
Marfrig Alimentos SA	206,700	939,753
Minerva SA	54,600	144,956
Sao Martinho SA	66,300	672,534

		1,757,243
HEALTH CARE - PRODUCTS—0.82%
Cremer SA	46,800	368,861

		368,861
HEALTH CARE - SERVICES—1.49%
Fleury SA	58,500	666,538

		666,538
HOLDING COMPANIES - DIVERSIFIED—1.25%
IdeiasNet SA(a)	109,200	150,996
TPI - Triunfo Participacoes e Investimentos SA	74,100	407,796

		558,792
HOME BUILDERS—8.24%
Even Construtora e Incorporadora SA	241,800	869,303
Gafisa SA	639,600	1,899,697
Tecnisa SA	152,100	920,340

		3,689,340
HOUSEHOLD PRODUCTS & WARES—0.78%
Technos SA(a)	42,900	348,800

		348,800
INSURANCE—2.27%
Brasil Insurance Participacoes e Administracao SA	78,000	770,077
Tempo Participacoes SA(a)	124,800	248,496

		1,018,573
INTERNET—1.32%
B2W Companhia Global do Varejo	105,300	591,148

		591,148
MACHINERY—0.38%
Industrias Romi SA	50,700	170,776

		170,776
MANUFACTURING—0.26%
Companhia Providencia Industria e Comercio SA	35,100	115,317

		115,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2011

OIL & GAS—0.43%
Refinaria Petroleos Manguinhos SA(a)	331,500	194,353

		194,353
OIL & GAS SERVICES—0.20%
Lupatech SA(a)	31,200	89,735

		89,735
PHARMACEUTICALS—0.94%
Brazil Pharma SA(a)	30,000	287,721
Profarma Distribuidora de Produtos Farmaceuticos SA	23,400	133,308

		421,029
REAL ESTATE—18.74%
Aliansce Shopping Centers SA	113,100	882,030
BR Properties SA	237,900	2,369,789
Brasil Brokers Participacoes SA	183,300	617,421
Camargo Correa Desenvolvimento Imobiliario SA	58,500	109,364
EZ TEC Empreendimentos e Participacoes SA	66,300	568,391
General Shopping Brasil SA(a)	31,200	203,628
Helbor Empreendimentos SA	58,500	677,862
Iguatemi Empresa de Shopping Centers SA	46,800	856,016
JHSF Participacoes SA	156,000	430,553
LPS Brasil - Consultoria de Imoveis SA	42,900	640,890
Rodobens Negocios Imobiliarios SA	35,100	213,551
Sonae Sierra Brasil SA	39,000	505,619
Trisul SA	50,700	74,031
Viver Incorporadora e Construtora SA(a)	210,605	242,289

		8,391,434
RETAIL—8.63%
Arezzo Industria e Comercio SA	66,300	880,089
Magazine Luiza SA(a)	97,500	587,804
Positivo Informatica SA	39,000	114,757
Raia Drogasil SA	140,400	978,451
Raia SA	42,900	666,753
Restoque Comercio e Confeccoes de Roupas SA(a)	39,000	634,181

		3,862,035
TRANSPORTATION—4.32%
Julio Simoes Logistica SA	101,400	482,323
LLX Logistica SA(a)	460,200	763,606
Log-in Logistica Intermodal SA(a)	66,300	195,453
Tegma Gestao Logistica SA	35,100	491,167

		1,932,549
WATER—3.42%
Companhia de Saneamento de Minas Gerais SA	85,800	1,531,397

		1,531,397

TOTAL COMMON STOCKS
(Cost: $40,560,845)		35,598,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2011

PREFERRED STOCKS—19.74%

AUTO PARTS & EQUIPMENT—6.07%
Marcopolo SA	370,500	1,672,168
Randon Implementos e Participacoes SA	191,100	1,047,457

		2,719,625
BANKS—4.54%
Banco ABC Brasil SA	74,100	475,010
Banco Daycoval SA	81,900	389,569
Banco Industrial e Comercial SA	101,445	395,568
Banco Panamericano SA	109,200	417,352
Banco Pine SA	31,247	209,465
Parana Banco SA	27,300	145,711

		2,032,675
BUILDING MATERIALS—0.53%
Eucatex SA	70,200	236,459

		236,459
CHEMICALS—0.27%
Unipar Participacoes SA Class B	721,511	119,720

		119,720
COMMERCIAL SERVICES—1.30%
Contax Participacoes SA	54,600	582,239

		582,239
ELECTRIC—2.52%
Centrais Eletricas de Santa Catarina SA Class B	27,300	491,641
Companhia Energetica do Ceara Class A	35,100	635,217

		1,126,858
HOLDING COMPANIES - DIVERSIFIED—0.33%
Jereissati Participacoes SA	195,000	149,917

		149,917
INTERNET—0.74%
Universo Online SA	31,200	332,363

		332,363
IRON & STEEL—0.66%
Companhia Ferro Ligas da Bahia - Ferbasa	66,310	295,974

		295,974
MACHINERY—0.30%
Inepar SA Industria e Construcoes	89,795	133,600

		133,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL CAP INDEX FUND

November 30, 2011

MANUFACTURING—0.26%
Forjas Taurus SA	140,418	114,167

		114,167
MEDIA—0.71%
Saraiva Livreiros Editores SA	27,300	317,695

		317,695
METAL FABRICATE & HARDWARE—1.51%
Confab Industrial SA	323,744	676,854

		676,854

TOTAL PREFERRED STOCKS
(Cost: $10,593,010)		8,838,146

RIGHTS—0.00%

HOLDING COMPANIES - DIVERSIFIED—0.00%
IdeiasNet SA(a)	7,137	39

		39

TOTAL RIGHTS
(Cost: $0)		39

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	3,450	3,450

		3,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,450)		3,450

TOTAL INVESTMENTS IN SECURITIES—99.25%
(Cost: $51,157,305)		44,440,572
Other Assets, Less Liabilities—0.75%		334,398

NET ASSETS—100.00%		$44,774,970

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—0.14%
AviChina Industry & Technology Co. Ltd. Class H	144,000	$65,560

		65,560
AGRICULTURE—0.21%
China Agri-Industries Holdings Ltd.	132,000	96,935

		96,935
AIRLINES—0.42%
Air China Ltd. Class H	168,000	122,940
China Southern Airlines Co. Ltd. Class H(a)	144,000	73,708

		196,648
APPAREL—0.18%
Daphne International Holdings Ltd.	72,000	84,913

		84,913
AUTO MANUFACTURERS—1.71%
Brilliance China Automotive Holdings Ltd.(a)	192,000	208,655
Dongfeng Motor Group Co. Ltd. Class H	216,000	307,798
Great Wall Motor Co. Ltd. Class H	84,000	113,649
Guangzhou Automobile Group Co. Ltd. Class H	192,000	171,863

		801,965
AUTO PARTS & EQUIPMENT—0.49%
Geely Automobile Holdings Ltd.	300,000	69,449
Weichai Power Co. Ltd. Class H	36,000	161,353

		230,802
BANKS—21.59%
Agricultural Bank of China Ltd. Class H	1,536,000	616,336
Bank of China Ltd. Class H	5,556,000	1,722,071
Bank of Communications Co. Ltd. Class H	600,200	375,149
China CITIC Bank Corp. Ltd. Class H	612,800	315,247
China Construction Bank Corp. Class H	4,992,000	3,377,007
China Merchants Bank Co. Ltd. Class H	324,000	578,370
China Minsheng Banking Corp. Ltd. Class H	306,000	242,817
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)	192,000	83,956
Industrial and Commercial Bank of China Ltd. Class H	5,040,000	2,793,698

		10,104,651
BEVERAGES—0.27%
Tsingtao Brewery Co. Ltd. Class H	24,000	128,403

		128,403
BUILDING MATERIALS—1.95%
Anhui Conch Cement Co. Ltd. Class H	102,000	313,523
BBMG Corp. Class H	90,000	64,240
China National Building Material Co. Ltd. Class H	240,000	270,696

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

China Resources Cement Holdings Ltd.	168,000	118,835
China Shanshui Cement Group Ltd.	144,000	99,266
CSG Holding Co. Ltd. Class B	63,600	47,932

		914,492
CHEMICALS—1.27%
China BlueChemical Ltd. Class H	144,000	112,414
Dongyue Group Ltd.	84,000	71,085
Huabao International Holdings Ltd.	156,000	88,077
Kingboard Chemical Holdings Co. Ltd.	48,000	125,008
Sinofert Holdings Ltd.	168,000	50,343
Sinopec Shanghai Petrochemical Co. Ltd. Class H	192,000	66,671
Yingde Gases Group Co. Ltd.	78,000	79,550

		593,148
COAL—4.89%
China Coal Energy Co. Class H	336,000	378,111
China Shenhua Energy Co. Ltd. Class H	282,000	1,184,142
Inner Mongolia Yitai Coal Co. Ltd. Class B	49,200	258,005
Shougang Fushan Resources Group Ltd.	240,000	92,290
Yanzhou Coal Mining Co. Ltd. Class H	168,000	375,518

		2,288,066
COMMERCIAL SERVICES—0.68%
COSCO Pacific Ltd.	144,000	162,047
Jiangsu Expressway Co. Ltd. Class H	96,000	83,339
Zhejiang Expressway Co. Ltd. Class H	120,000	72,227

		317,613
COMPUTERS—0.74%
Lenovo Group Ltd.	504,000	347,430

		347,430
DIVERSIFIED FINANCIAL SERVICES—0.39%
China Everbright Ltd.	72,000	102,784
Far East Horizon Ltd.(a)	96,000	78,400

		181,184
ELECTRIC—1.06%
China Resources Power Holdings Co. Ltd.	144,000	284,463
Datang International Power Generation Co. Ltd. Class H	240,000	79,326
Huaneng Power International Inc. Class H	264,000	134,113

		497,902
ELECTRICAL COMPONENTS & EQUIPMENT—0.58%
BYD Co. Ltd. Class H(a)	42,000	97,769
Dongfang Electric Corp. Ltd. Class H	28,800	91,672
Zhuzhou CSR Times Electric Co. Ltd. Class H	36,000	80,468

		269,909
ENERGY - ALTERNATE SOURCES—0.62%
China Longyuan Power Group Corp. Ltd. Class H	168,000	123,156
GCL-Poly Energy Holdings Ltd.	576,000	165,196

		288,352

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—1.41%
Beijing Capital International Airport Co. Ltd. Class H	144,000	66,671
China Communications Construction Co. Ltd. Class H	372,000	273,659
China Railway Construction Corp. Ltd. Class H	162,000	87,506
China Railway Group Ltd. Class H	336,000	101,982
China State Construction International Holdings Ltd.	120,000	80,252
Metallurgical Corp. of China Ltd. Class H	240,000	50,003

		660,073
FOOD—3.22%
China Mengniu Dairy Co. Ltd.	96,000	338,294
China Yurun Food Group Ltd.	108,000	145,565
Tingyi (Cayman Islands) Holding Corp.	168,000	526,114
Want Want China Holdings Ltd.	492,000	498,612

		1,508,585
FOREST PRODUCTS & PAPER—0.28%
Lee & Man Paper Manufacturing Ltd.	132,000	46,006
Nine Dragons Paper (Holdings) Ltd.	132,000	85,901

		131,907
GAS—0.69%
China Resources Gas Group Ltd.	48,000	70,745
ENN Energy Holdings Ltd.	72,000	252,794

		323,539
HEALTH CARE - PRODUCTS—1.43%
Hengan International Group Co. Ltd.	60,000	549,804
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	144,000	120,934

		670,738
HOLDING COMPANIES - DIVERSIFIED—2.86%
Beijing Enterprises Holdings Ltd.	42,000	225,786
China Merchants Holdings (International) Co. Ltd.	96,000	271,622
China Resources Enterprise Ltd.	96,000	323,478
CITIC Pacific Ltd.	108,000	194,735
Dah Chong Hong Holdings Ltd.	72,000	94,821
Guangdong Investment Ltd.	216,000	133,342
Shanghai Industrial Holdings Ltd.	36,000	93,293

		1,337,077
HOME FURNISHINGS—0.26%
Haier Electronics Group Co. Ltd.(a)	72,000	64,264
Skyworth Digital Holdings Ltd.	144,000	55,744

		120,008
INSURANCE—6.90%
China Life Insurance Co. Ltd. Class H	612,000	1,515,931
China Pacific Insurance (Group) Co. Ltd. Class H	144,000	398,174
China Taiping Insurance Holdings Co. Ltd.(a)	64,800	121,674
PICC Property and Casualty Co. Ltd. Class H	192,000	246,683
Ping An Insurance (Group) Co. of China Ltd. Class H	144,000	947,283

		3,229,745

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

INTERNET—3.57%
Alibaba.com Ltd.	102,000	102,190
Tencent Holdings Ltd.	84,000	1,568,620

		1,670,810
IRON & STEEL—0.12%
Angang New Steel Co. Ltd. Class H	96,000	58,522

		58,522
MACHINERY—0.70%
Lonking Holdings Ltd.	156,000	50,759
Sany Heavy Equipment International Holdings Co. Ltd.	72,000	65,838
Shanghai Electric Group Co. Ltd. Class H	240,000	104,019
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	105,760	106,229

		326,845
MANUFACTURING—0.27%
China International Marine Containers (Group) Co. Ltd. Class B	52,800	57,041
Fosun International Ltd.	132,000	70,452

		127,493
METAL FABRICATE & HARDWARE—0.61%
China Zhongwang Holdings Ltd.	134,400	46,151
Jiangxi Copper Co. Ltd. Class H	108,000	238,071

		284,222
MINING—1.27%
Aluminum Corp. of China Ltd. Class H	336,000	152,973
China Molybdenum Co. Ltd. Class H	108,000	50,698
Minmetals Resources Ltd.(a)	144,000	60,189
Zhaojin Mining Industry Co. Ltd. Class H	72,000	121,860
Zijin Mining Group Co. Ltd. Class H	504,000	210,661

		596,381
OIL & GAS—13.89%
China Petroleum & Chemical Corp. Class H	1,392,000	1,412,498
CNOOC Ltd.	1,488,000	2,683,012
Kunlun Energy Co. Ltd.	192,000	249,399
PetroChina Co. Ltd. Class H	1,752,000	2,154,089

		6,498,998
OIL & GAS SERVICES—0.38%
China Oilfield Services Ltd. Class H	120,000	176,555

		176,555
PHARMACEUTICALS—0.44%
Sihuan Pharmaceutical Holdings Group Ltd.	156,000	56,778
Sinopharm Group Co. Ltd. Class H	62,400	147,664

		204,442

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

PIPELINES—0.20%
China Gas Holdings Ltd.	264,000	91,333

		91,333
REAL ESTATE—4.63%
Agile Property Holdings Ltd.	120,000	91,210
China Overseas Land & Investment Ltd.	336,000	557,443
China Resources Land Ltd.	168,000	246,312
China Vanke Co. Ltd. Class B	109,200	103,926
Country Garden Holdings Co. Ltd.	348,000	119,051
Evergrande Real Estate Group Ltd.	432,000	167,233
Franshion Properties (China) Ltd.	312,000	59,387
Guangzhou R&F Properties Co. Ltd. Class H	81,600	64,016
Longfor Properties Co. Ltd.	108,000	123,064
Poly (Hong Kong) Investments Ltd.	168,000	65,899
Renhe Commercial Holdings Co. Ltd.	888,000	121,057
Shimao Property Holdings Ltd.	132,000	103,556
Shui On Land Ltd.	216,000	61,115
Sino-Ocean Land Holdings Ltd.	282,000	108,803
SOHO China Ltd.	174,000	114,128
Yuexiu Property Co. Ltd.	432,000	61,115

		2,167,315
RETAIL—4.39%
Anta Sports Products Ltd.	72,000	76,394
Belle International Holdings Ltd.	384,000	706,218
Bosideng International Holdings Ltd.	192,000	54,324
China Dongxiang (Group) Co. Ltd.	228,000	39,293
China ZhengTong Auto Services Holdings Ltd.(a)	72,000	70,282
Golden Eagle Retail Group Ltd.	60,000	134,422
GOME Electrical Appliances Holdings Ltd.	840,000	202,019
Hengdeli Holdings Ltd.	192,000	70,869
Intime Department Store Group Co. Ltd.	78,000	88,879
Parkson Retail Group Ltd.	114,000	137,671
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	42,000	77,459
Sun Art Retail Group Ltd.(a)	156,000	214,674
Wumart Stores Inc. Class H	48,000	98,525
Zhongsheng Group Holdings Ltd.	48,000	83,339

		2,054,368
SEMICONDUCTORS—0.17%
Semiconductor Manufacturing International Corp.(a)	1,596,000	77,999

		77,999
SHIPBUILDING—0.09%
China Rongsheng Heavy Industries Group Holdings Ltd	144,000	40,558

		40,558
TELECOMMUNICATIONS—14.23%
China Communications Services Corp. Ltd. Class H	168,000	78,215
China Mobile Ltd.	498,000	4,758,717
China Telecom Corp. Ltd. Class H	1,152,000	681,525
China Unicom (Hong Kong) Ltd.	480,000	992,656
ZTE Corp. Class H	50,400	147,139

		6,658,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA INDEX FUND

November 30, 2011

TRANSPORTATION—0.63%
China COSCO Holdings Co. Ltd. Class H	216,000	91,395
China Shipping Container Lines Co. Ltd. Class H(a)	300,000	55,173
China Shipping Development Co. Ltd. Class H	96,000	53,584
CSR Corp Ltd. Class H	156,000	93,895

		294,047

TOTAL COMMON STOCKS
(Cost: $55,643,944)		46,717,785

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	12,178	12,178

		12,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,178)		12,178

TOTAL INVESTMENTS IN SECURITIES—99.85%
(Cost: $55,656,122)		46,729,963
Other Assets, Less Liabilities—0.15%		68,914

NET ASSETS—100.00%		$46,798,877

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—101.01%

ADVERTISING—0.07%
SinoMedia Holding Ltd.	36,000	$11,140

		11,140
AEROSPACE & DEFENSE—0.14%
AVIC International Holding HK Ltd.(a)	702,000	22,265

		22,265
AGRICULTURE—0.81%
Asian Citrus Holdings Ltd.	153,000	97,051
China Green Holdings Ltd.(b)	108,000	30,786

		127,837
AIRLINES—0.30%
Shandong Airlines Co. Ltd. Class B	30,600	47,189

		47,189
APPAREL—2.98%
China Lilang Ltd.	99,000	80,467
Luthai Textile Co. Ltd. Class B	77,400	62,215
Peak Sport Products Co. Ltd.(b)	171,000	47,208
Ports Design Ltd.(b)	85,500	151,504
Shenzhou International Group Holdings Ltd.	90,000	128,276

		469,670
AUTO MANUFACTURERS—0.30%
Qingling Motors Co. Ltd.	180,000	46,457

		46,457
AUTO PARTS & EQUIPMENT—1.01%
Double Coin Holdings Ltd. Class B	54,000	30,780
Minth Group Ltd.(b)	144,000	127,583

		158,363
BEVERAGES—1.70%
Besunyen Holdings Co Ltd	164,000	30,324
China Huiyuan Juice Group Ltd.(b)	139,500	51,409
China Tontine Wines Group Ltd.	234,000	29,446
Dynasty Fine Wines Group Ltd.	90,000	24,615
Kingway Brewery Holdings Ltd.	162,000	39,107
Tianyi Fruit Holdings Ltd.(a)	28,000	3,667
Tibet 5100 Water Resources Holdings Ltd.(a)	243,000	77,381
Yantai North Andre Juice Co. Ltd. Class H	405,000	12,117

		268,066
BIOTECHNOLOGY—0.72%
Global Bio-Chem Technology Group Co. Ltd.	450,000	90,718
Mingyuan Medicare Development Co. Ltd.(a)	540,000	22,188

		112,906

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

BUILDING MATERIALS—2.76%
Asia Cement China Holdings Corp.(b)	108,000	47,843
China Fangda Group Co. Ltd. Class B(a)	66,600	19,755
China Glass Holdings Ltd.	108,000	18,305
China Grand Forestry Green Resources Group Ltd.(a)	2,420,000	10,876
China Singyes Solar Technologies Holdings Ltd.	72,000	29,307
Luoyang Glass Co. Ltd. Class H(a)	54,000	11,372
SYP Glass Group Co. Ltd. Class B	55,000	30,030
TCC International Holdings Ltd.	234,000	90,440
West China Cement Ltd.	540,000	99,154
Yuanda China Holdings Ltd.(a)	504,000	77,659

		434,741
CHEMICALS—3.19%
Billion Industrial Holdings Ltd.	135,000	75,752
China Lumena New Materials Corp.(b)	594,000	112,883
China Sanjiang Fine Chemicals Co. Ltd.	144,000	39,754
Fufeng Group Ltd.	180,000	93,607
Hubei Sanonda Co. Ltd. Class B(a)	53,100	17,728
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B(a)	118,800	60,469
Sino Union Energy Investment Group Ltd.(a)(b)	900,000	60,093
Yip’s Chemical Holdings Ltd.	54,000	42,296

		502,582
COAL—1.56%
Hidili Industry International Development Ltd.	243,000	80,502
Loudong General Nice Resources China Holdings Ltd.	324,000	26,626
Winsway Coking Coal Holding Ltd.	396,000	138,815

		245,943
COMMERCIAL SERVICES—5.52%
AMVIG Holdings Ltd.	126,000	74,100
Anhui Expressway Co. Ltd. Class H	108,000	66,288
Anxin-China Holdings Ltd.(a)	396,000	71,696
CITIC Resources Holdings Ltd.(a)	648,200	87,393
Dynamic Energy Holdings Ltd.(a)	434,000	7,300
Global Energy Resources International Group Ltd.(a)	1,440,000	28,475
Guangdong Provincial Expressway Development Co. Ltd. Class B	77,400	22,461
Hi Sun Technology (China) Ltd.(a)(b)	432,000	121,481
Jinzhou Port Co. Ltd. Class B	52,200	25,682
Road King Infrastructure Ltd.	63,000	35,108
Shenzhen Chiwan Wharf Holdings Ltd. Class B	41,400	42,315
Shenzhen Expressway Co. Ltd. Class H	162,000	69,477
Shenzhen International Holdings Ltd.(b)	2,092,500	124,939
Xiamen International Port Co. Ltd. Class H	216,000	28,845
Yuexiu Transport Infrastructure Ltd(b)	144,000	62,312

		867,872
COMPUTERS—1.15%
CITIC 21CN Co. Ltd.(a)	522,000	38,206
Great Wall Technology Co. Ltd. Class H	108,000	24,407
Ju Teng International Holdings Ltd.	198,000	28,984
Nan Hai Corp. Ltd.(a)	6,300,000	25,077
PAX Global Technology Ltd.(a)	81,000	19,449
TPV Technology Ltd.(b)	216,000	44,654

		180,777

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

COSMETICS & PERSONAL CARE—1.38%
BaWang International (Group) Holding Ltd.(a)(b)	234,000	32,751
Magic Holdings International Ltd.(a)	99,000	36,865
Prince Frog International Holdings Ltd.(a)	90,000	21,841
Vinda International Holdings Ltd.(b)	99,000	125,849

		217,306
DISTRIBUTION & WHOLESALE—2.28%
China Power New Energy Development Co. Ltd.(a)	1,080,000	46,457
Digital China Holdings Ltd.	162,000	252,114
Goldlion Holdings Ltd.	81,000	30,682
Inspur International Ltd.	585,000	16,075
Shanghai Material Trading Co. Ltd. Class B(a)	23,400	13,198

		358,526
DIVERSIFIED FINANCIAL SERVICES—1.08%
China Communication Telecom Services Co. Ltd.(a)	135,000	20,801
Credit China Holdings Ltd.(b)	180,000	16,641
Goldbond Group Holdings Ltd.	23,889	678
Min Xin Holdings Ltd.	54,000	26,557
REXLot Holdings Ltd.	1,575,000	105,163

		169,840
ELECTRIC—1.22%
China Power International Development Ltd.(b)	414,000	89,308
Huadian Energy Co. Ltd. Class B(a)	100,800	29,937
Zhejiang Southeast Electric Power Co. Ltd. Class B	160,200	72,891

		192,136
ELECTRICAL COMPONENTS & EQUIPMENT—4.14%
Boer Power Holdings Ltd.	54,000	14,630
Chaowei Power Holdings Ltd.	81,000	35,259
China High Speed Transmission Equipment Group Co. Ltd.	270,000	128,623
Foshan Electrical and Lighting Co. Ltd.	52,200	40,283
Harbin Electric Co. Ltd. Class H	162,000	154,139
Leoch International Technology Ltd.	81,000	21,009
NVC Lighting Holdings Ltd.	297,000	113,645
Tianneng Power International Ltd.(b)	144,000	70,263
Trony Solar Holdings Co. Ltd.	126,000	23,136
Vitar International Holdings Ltd.(a)	365,000	49,680

		650,667
ELECTRONICS—2.57%
Catic Shenzhen Holdings Ltd. Class H	58,167	25,917
China Automation Group Ltd.(b)	135,000	37,616
China High Precision Automation Group Ltd.(a)(b)	135,000	47,497
Kingboard Laminates Holdings Ltd.	243,000	111,704
Regent Manner International Ltd.	144,000	30,324
Shenzhen SEG Co. Ltd. Class B(a)(c)	69,300	12,254
Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B(a)	25,300	20,759
SVA Electron Co. Ltd. Class B(a)	68,400	26,539
Tech Pro Technology Development Ltd.(a)	144,000	53,067
Wasion Group Holdings Ltd.	108,000	38,275

		403,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

ENERGY - ALTERNATE SOURCES—1.29%
China Datang Corp. Renewable Power Co. Ltd. Class H(a)	549,000	114,905
China Suntien Green Energy Corp. Ltd. Class H	315,000	63,502
Viva China Holdings Ltd.(a)	1,548,000	24,449

		202,856
ENGINEERING & CONSTRUCTION—0.20%
Hainan Meilan International Airport Co. Ltd. Class H	27,000	17,751
Richly Field China Development Ltd.(a)	900,000	13,405

		31,156
ENTERTAINMENT—0.22%
China LotSynergy Holdings Ltd.(a)	1,224,000	15,559
SMI Corp. Ltd.(a)(b)	576,000	19,600

		35,159
ENVIRONMENTAL CONTROL—3.03%
Asia Energy Logistics Group Ltd.(a)	1,350,000	19,761
Beijing Enterprises Water Group Ltd.(a)(b)	630,000	173,924
Chiho-Tiande Group Ltd.	72,000	38,645
China Metal Recycling Holdings Ltd.(b)	118,800	131,951
China Water Affairs Group Ltd.	252,000	72,158
Dongjiang Environmental Co. Ltd. Class H(a)	7,200	22,188
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	72,000	18,490

		477,117
FOOD—2.28%
Ausnutria Dairy Corp. Ltd.(b)	81,000	14,145
Beijing Jingkelong Co. Ltd. Class H	45,000	38,078
China Corn Oil Co. Ltd.	63,000	25,563
China Modern Dairy Holdings Ltd.(a)	387,000	92,925
China Starch Holdings Ltd.	540,000	16,988
DaChan Food Asia Ltd.	108,000	19,415
Daqing Dairy Holdings Ltd.(a)	108,000	19,276
Global Sweeteners Holdings Ltd.(a)	126,000	13,590
Heng Tai Consumables Group Ltd.	679,000	39,234
Shanghai Dajiang Group Stock Co. Ltd. Class B(a)	76,500	27,234
Xiwang Sugar Holdings Co. Ltd.(a)	126,000	20,871
Yashili International Holdings Ltd.(b)	207,000	30,832

		358,151
FOREST PRODUCTS & PAPER—1.26%
China Forestry Holdings Ltd.(a)(c)	306,000	28,978
China Sunshine Paper Holdings Co. Ltd.	85,500	12,625
Qunxing Paper Holdings Co. Ltd.(c)	148,000	21,507
Shandong Chenming Paper Holdings Ltd. Class B	158,620	80,655
Shandong Chenming Paper Holdings Ltd. Class H	72,000	34,207
Youyuan International Holdings Ltd.(a)	81,000	20,802

		198,774
GAS—0.76%
Binhai Investment Co. Ltd.(a)	432,000	18,305
Towngas China Co. Ltd.(b)	144,000	81,912
Zhengzhou China Resources Gas Co Ltd Class H(a)	9,000	19,507

		119,724

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

HAND & MACHINE TOOLS—0.24%
Chongqing Machinery & Electric Co. Ltd. Class H	252,000	37,859

		37,859
HEALTH CARE - PRODUCTS—1.39%
China Medical System Holdings Ltd.	130,200	92,452
Golden Meditech Holdings Ltd.(a)	396,000	45,763
Microport Scientific Corp.	117,000	62,046
Trauson Holdings Co. Ltd.	72,000	17,843

		218,104
HEALTH CARE - SERVICES—0.03%
China Public Healthcare Holding Ltd.(a)	1,565,000	5,426

		5,426
HOLDING COMPANIES - DIVERSIFIED—1.31%
Beijing Development HK Ltd.(a)	2,039	298
C C Land Holdings Ltd.(b)	297,000	61,018
China Chengtong Development Group Ltd.	310,000	12,738
China Merchants China Direct Investments Ltd.	18,000	21,426
Interchina Holdings Co. Ltd.(a)	585,000	26,291
Minmetals Land Ltd.	270,000	27,042
Tianjin Development Holdings Ltd.(a)	126,000	56,464

		205,277
HOME BUILDERS—0.21%
Baoye Group Co. Ltd. Class H	72,000	32,728

		32,728
HOME FURNISHINGS—1.34%
Chigo Holding Ltd.(b)	882,000	24,802
Hefei Meiling Co. Ltd. Class B	25,280	10,452
Hisense Kelon Electrical Holdings Co. Ltd. Class H(a)	81,000	14,561
Konka Group Co. Ltd. Class B	65,700	15,607
Royale Furniture Holdings Ltd.(b)	90,000	22,651
TCL Multimedia Technology Holdings Ltd.(a)	126,000	38,991
Tsann Kuen China Enterprise Co. Ltd. Class B(a)	129,600	18,971
Welling Holding Ltd.	235,600	35,395
Wuxi Little Swan Co. Ltd. Class B	27,000	29,989

		211,419
HOUSEHOLD PRODUCTS & WARES—0.37%
Biostime International Holdings Ltd.(b)	36,000	57,782

		57,782
INTERNET—0.29%
Pacific Online Ltd.	90,900	45,287

		45,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

IRON & STEEL—1.78%
China Nickel Resources Holding Co. Ltd.(a)	126,000	9,707
China Vanadium Titano-Magnetite Mining Co. Ltd.(b)	216,000	40,771
Chongqing Iron & Steel Co. Ltd. Class H(a)	126,000	19,738
Da Ming International Holdings Ltd.(a)	90,000	17,335
Shougang Concord International Enterprises Co. Ltd.	1,152,000	70,263
Tiangong International Co. Ltd.	180,000	31,896
Xingda International Holdings Ltd.(b)	198,000	91,018

		280,728
LEISURE TIME—1.29%
China Travel International Investment Hong Kong Ltd.	666,000	99,200
Huangshan Tourism Development Co. Ltd. Class B(a)	32,400	41,699
Jinan Qingqi Motorcycle Co. Ltd. Class B(a)	64,900	21,417
Jinshan Development & Construction Co. Ltd. Class B(a)	39,600	15,483
Shanghai Jinjiang International Travel Co. Ltd. Class B	14,400	14,717
Zhonglu Co. Ltd. Class B(a)	18,000	10,710

		203,226
LODGING—0.52%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	288,000	36,611
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	36,000	45,144

		81,755
MACHINERY—4.54%
Changchai Co. Ltd. Class B(a)	35,100	12,890
Dalian Refrigeration Co. Ltd. Class B	18,900	12,013
First Tractor Co. Ltd. Class H	90,000	80,317
Good Friend International Holdings Inc.	36,000	14,561
Haitian International Holdings Ltd.(b)	126,000	104,678
Hangzhou Steam Turbine Co. Ltd. Class B	53,120	57,500
International Mining Machinery Holdings Ltd.	180,000	186,058
Jingwei Textile Machinery Co. Ltd. Class H	36,000	17,936
SGSB Group Co. Ltd. Class B(a)	54,000	22,680
Shandong Molong Petroleum Machinery Co. Ltd. Class H	28,800	19,082
Shanghai Automation Instrumentation Co. Ltd. Class B(a)	25,200	14,616
Shanghai Diesel Engine Co. Ltd. Class B	50,400	40,068
Shanghai Erfangji Co. Ltd. Class B(a)	68,200	24,620
Shanghai Highly Group Co. Ltd. Class B(a)	66,600	33,766
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	50,400	47,426
Shanghai Prime Machinery Co. Ltd. Class H	180,000	26,117

		714,328
MACHINERY - DIVERSIFIED—0.36%
China Textile Machinery Co. Ltd. Class B(a)	33,000	16,830
Huangshi Dongbei Electrical Appliance Co. Class B	27,000	15,633
L.K. Technology Holdings Ltd.	90,000	24,037

		56,500
MANUFACTURING—0.48%
China Aerospace International Holdings Ltd.	468,000	36,657
China Haidian Holdings Ltd.	378,000	39,315

		75,972
MEDIA—0.89%
Phoenix Satellite Television Holdings Ltd.	234,000	65,201
VODone Ltd.(b)	522,000	74,400

		139,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

METAL FABRICATE & HARDWARE—0.34%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	81,000	18,097
Shengli Oil & Gas Holdings Ltd.	229,500	23,281
Wafangdian Bearing Co. Ltd. Class B	18,900	11,576

		52,954
MINING—3.37%
China Kingstone Mining Holdings Ltd.(a)	119,000	19,559
China Mining Resources Group Ltd.(a)	1,638,000	23,767
China Precious Metal Resources Holdings Co. Ltd.(a)(b)	432,000	80,432
China Qinfa Group Ltd.(a)	144,000	31,988
China Rare Earth Holdings Ltd.(a)	252,000	51,449
CITIC Dameng Holdings Ltd.(a)(b)	207,000	31,364
Hunan Non-Ferrous Metals Corp. Ltd. Class H(a)	378,000	93,191
Lingbao Gold Co. Ltd. Class H	72,000	31,249
North Mining Shares Co. Ltd.(a)	1,530,000	41,256
Real Gold Mining Ltd.(b)(c)	126,000	71,673
Sino Prosper State Gold Resources Holdings Ltd.(a)	179,756	1,800
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	171,000	52,258

		529,986
MISCELLANEOUS - MANUFACTURING—0.12%
Sunny Optical Technology Group Co Ltd.	81,000	19,345

		19,345
OIL & GAS—1.13%
China Oil and Gas Group Ltd.(a)	900,000	62,405
MIE Holdings Corp.	180,000	46,919
Sino Oil And Gas Holdings Ltd.(a)	1,935,000	68,327

		177,651
OIL & GAS SERVICES—0.96%
Anhui Tianda Oil Pipe Co. Ltd. Class H	54,000	9,985
Anton Oilfield Services Group Ltd.	198,000	22,119
CIMC Enric Holdings Ltd.(a)	54,000	16,710
Hilong Holding Ltd.	108,000	19,831
Honghua Group Ltd.(a)	225,000	21,090
Shenzhen Chiwan Petroleum Supply Base Co. Class B	14,400	13,128
Sinopec Kantons Holdings Ltd.	72,000	48,722

		151,585
PACKAGING & CONTAINERS—0.48%
CPMC Holdings Ltd.	54,000	24,338
Greatview Aseptic Packaging Co. Ltd.(a)	108,000	37,581
Overseas Chinese Town Asia Holdings Ltd.	54,000	14,076

		75,995
PHARMACEUTICALS—5.12%
China Pharmaceutical Group Ltd.	180,000	42,990
China Shineway Pharmaceutical Group Ltd.	81,000	112,328
Dawnrays Pharmaceutical Holdings Ltd.	72,000	21,264
Extrawell Pharmaceutical Holdings Ltd.(a)	450,000	28,891
Guangzhou Pharmaceutical Co. Ltd. Class H	66,000	51,441
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H(b)	182,400	35,600
Lijun International Pharmaceutical Holding Co. Ltd.	225,000	24,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

Livzon Pharmaceutical Group Inc. Class B	17,100	37,766
Real Nutriceutical Group(b)	153,000	56,384
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	36,000	26,487
Shenzhen Accord Pharmaceutical Co. Ltd. Class B	12,600	24,285
Sino Biopharmaceutical Ltd.(b)	648,000	199,694
Tong Ren Tang Technologies Co. Ltd. Class H	63,000	68,761
United Gene High-Tech Group Ltd.(a)	1,440,000	16,641
Vital Group Holdings Ltd.(a)	270,000	38,829
Winteam Pharmaceutical Group Ltd.(a)	126,000	20,062

		805,691
REAL ESTATE—13.13%
Beijing Capital Land Ltd. Class H	234,000	49,577
Beijing North Star Co. Ltd. Class H	162,000	24,754
Beijing Properties Holdings Ltd.(a)	342,000	19,103
Central China Real Estate Ltd.	144,038	30,147
China Aoyuan Property Group Ltd.	270,000	29,122
China Everbright International Ltd.	432,000	167,521
China Overseas Grand Oceans Group Ltd.	90,000	67,258
China Properties Group Ltd.(a)	126,000	31,873
China SCE Property Holdings Ltd.	234,000	46,272
China South City Holdings Ltd.(b)	414,000	52,628
Fantasia Holdings Group Co. Ltd.	418,500	38,153
Glorious Property Holdings Ltd.(a)	639,000	109,948
Greentown China Holdings Ltd.	153,000	67,189
Henderson Investment Ltd.	252,000	19,091
HKC (Holdings) Ltd.	770,000	29,167
Hopefluent Group Holdings Ltd.	6,000	963
Hopson Development Holdings Ltd.(b)	144,000	82,651
Jiangsu Future Land Co. Ltd. Class B	149,400	55,726
Jinchuan Group International Resources Co. Ltd.(a)	180,000	52,004
Kai Yuan Holdings Ltd.(a)	1,620,000	36,403
Kaisa Group Holdings Ltd.(a)(b)	459,000	87,228
KWG Property Holdings Ltd.	270,000	87,020
Lai Fung Holdings Ltd.	657,000	15,944
New World China Land Ltd.	524,000	121,111
Powerlong Real Estate Holdings Ltd.	333,000	44,041
Shanghai Dingli Technology Development Group Co. Ltd. Class B(a)	27,900	14,117
Shanghai Industrial Urban Development Group Ltd.(a)	306,000	60,116
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	63,000	39,879
Shanghai Lingyun Industries Development Co. Ltd.(a)	43,300	17,363
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	46,800	28,922
Shanghai Zendai Property Ltd.(a)	720,000	13,498
Shenzhen International Enterprise Co., Ltd. Class B	18,700	22,835
Shenzhen Investment Ltd.	486,000	84,870
Silver Grant International Industries Ltd.	324,000	67,813
Sinolink Worldwide Holdings Ltd.(a)	450,000	33,514
SPG Land Holdings Ltd.	72,000	13,960
SRE Group Ltd.	504,000	23,298
Sunac China Holdings Ltd.(a)	207,000	45,983
Tomson Group Ltd.	126,000	28,960
United Energy Group Ltd.(a)	900,000	130,587
Yuzhou Properties Co.	144,000	35,131
Zhong An Real Estate Ltd.(a)	198,000	27,204
Zhuguang Holdings Group Co. Ltd.(a)	108,000	12,897

		2,065,841
REAL ESTATE INVESTMENT TRUSTS—0.45%
Yuexiu Real Estate Investment	162,000	70,725

		70,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

RETAIL—6.43%
361 Degrees International Ltd.(b)	144,000	59,354
Ajisen (China) Holdings Ltd.	126,000	155,318
Boshiwa International Holding Ltd.	144,000	30,879
Century Ginwa Retail Holdings Ltd.(a)	396,000	20,085
China Flooring Holding Co. Ltd.(a)	108,000	24,546
Embry Holdings Ltd.	27,000	13,105
Evergreen International Holdings Ltd.	63,000	13,671
FIYTA Holdings Ltd. Class B	18,900	24,778
Le Saunda Holdings Ltd.	72,000	27,458
Li Ning Co. Ltd.	157,500	120,533
Little Sheep Group Ltd.	99,000	81,357
Maoye International Holdings Ltd.(a)	315,000	73,210
Meike International Holdings Ltd.	126,000	12,943
New World Department Store China Ltd.(b)	117,000	66,102
PCD Stores Ltd.(b)	648,000	102,343
Pou Sheng International Holdings Ltd.(a)(b)	351,000	46,422
Shirble Department Stores Ltd.	144,000	15,347
Sparkle Roll Group Ltd.	360,000	38,829
Xinhua Winshare Publishing and Media Co. Ltd.	99,000	41,695
XTEP International Holdings Ltd.(b)	153,000	44,400

		1,012,375
SEMICONDUCTORS—0.54%
Comtec Solar Systems Group Ltd.(a)	126,000	19,253
Heng Xin China Holdings Ltd.(a)	432,000	43,267
Solargiga Energy Holdings Ltd.	207,000	21,795

		84,315
SHIPBUILDING—0.26%
Guangzhou Shipyard International Co. Ltd. Class H	54,800	40,812

		40,812
SOFTWARE—2.80%
China ITS Holdings Co. Ltd.(a)	180,000	26,580
Chinasoft International Ltd.(a)(b)	180,000	50,386
Kingdee International Software Group Co. Ltd.(b)	415,200	135,949
Kingsoft Corp. Ltd.(b)	162,000	62,612
NetDragon Websoft Inc.	45,000	27,389
Shanghai Baosight Software Co. Ltd. Class B	27,090	29,691
Travelsky Technology Ltd. Class H	216,500	108,418

		441,025
TELECOMMUNICATIONS—3.27%
BYD Electronic International Co. Ltd.(a)(b)	184,500	55,673
China All Access Holdings Ltd.	162,000	29,330
China Energine International Holdings Ltd.(a)(b)	324,000	12,065
China Wireless Technologies Ltd.	324,000	62,820
Comba Telecom Systems Holdings Ltd.(b)	193,500	167,960
DBA Telecommunications (Asia) Holdings Ltd.	108,000	31,064
Eastern Communications Co. Ltd. Class B	70,200	27,940
Nanjing Panda Electronics Co. Ltd. Class H(a)	54,000	9,430
O-Net Communications Group Ltd.(a)	90,000	24,384
Shanghai Potevio Co. Ltd. Class B(a)	27,900	15,150
SIM Technology Group Ltd.(b)	180,000	18,028
TCL Communication Technology Holdings Ltd.	117,000	61,445

		515,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

TEXTILES—1.01%
International Taifeng Holdings Ltd.	72,000	27,735
Shanghai Haixin Group Co. Ltd. Class B(a)	98,100	47,382
Sijia Group Co. Ltd.	54,000	15,879
Texhong Textile Group Ltd.	72,000	18,028
Weiqiao Textile Co. Ltd. Class H	94,500	50,114

		159,138
TOYS, GAMES & HOBBIES—0.21%
Hutchison Harbour Ring Ltd.	414,000	32,959

		32,959
TRANSPORTATION—2.43%
Cosco International Holdings Ltd.(b)	162,000	64,485
Dazhong Transportation Group Co. Ltd. Class B	124,200	60,982
Shanghai Jin Jiang International Industrial Investment Co. Ltd. Class B	37,800	29,219
Sinotrans Ltd. Class H	378,000	70,864
Sinotrans Shipping Ltd.(b)	324,000	79,878
Tianjin Marine Shipping Co. Ltd. Class B(a)	48,400	17,424
Tianjin Port Development Holdings Ltd.(b)	432,000	59,908

		382,760

TOTAL COMMON STOCKS
(Cost: $23,507,774)		15,895,610

WARRANTS—0.00%

FOOD—0.00%
Xiwang Sugar Holdings Co. Ltd.(a)	24,000	—

		—

TOTAL WARRANTS		—
(Cost: $0)

SHORT-TERM INVESTMENTS—22.51%

MONEY MARKET FUNDS—22.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	3,229,803	3,229,803
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	269,280	269,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	42,918	42,918

		3,542,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL CAP INDEX FUND

November 30, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,542,001)	3,542,001

TOTAL INVESTMENTS IN SECURITIES—123.52%
(Cost: $27,049,775)	19,437,611
Other Assets, Less Liabilities—(23.52)%	(3,701,179)

NET ASSETS—100.00%	$15,736,432

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

AGRICULTURE—7.93%
PT Astra Agro Lestari Tbk	981,670	$2,413,766
PT Bakrie Sumatera Plantations Tbk	25,284,404	749,373
PT Bisi International Tbk	3,724,000	351,552
PT BW Plantation Tbk	3,528,252	460,880
PT Central Proteinaprima Tbk(a)(b)	450,000	—
PT Charoen Pokphand Indonesia Tbk	18,326,225	4,626,819
PT Gudang Garam Tbk	1,438,242	10,261,881
PT Japfa Comfeed Indonesia Tbk	2,352,000	1,161,800
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	5,978,278	1,558,552
PT Sampoerna Agro Tbk	1,683,372	554,349

		22,138,972
AIRLINES—0.27%
PT Garuda Indonesia Tbk(a)	16,856,000	767,864

		767,864
AUTO PARTS & EQUIPMENT—0.71%
PT Gajah Tunggal Tbk	3,920,486	1,194,220
PT Multistrada Arah Sarana Tbk	10,094,000	548,467
PT Selamat Sempurna Tbk	1,568,000	240,966

		1,983,653
BANKS—27.21%
PT Bank Bukopin Tbk	7,840,199	516,369
PT Bank Central Asia Tbk	30,282,274	26,260,150
PT Bank Danamon Indonesia Tbk	8,232,360	3,976,112
PT Bank Mandiri Tbk	22,932,280	16,110,493
PT Bank Negara Indonesia (Persero) Tbk	18,326,058	7,644,239
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	11,956,336	1,168,072
PT Bank Rakyat Indonesia Tbk	27,244,172	19,438,762
PT Bank Tabungan Negara Tbk	6,468,258	887,522

		76,001,719
BUILDING MATERIALS—5.22%
PT Asahimas Flat Glass Tbk	215,404	164,331
PT Holcim Indonesia Tbk	4,802,000	996,244
PT Indocement Tunggal Prakarsa Tbk	3,626,144	5,970,600
PT Semen Gresik (Persero) Tbk	7,350,155	7,463,110

		14,594,285
CHEMICALS—0.29%
PT Barito Pacific Tbk(a)	6,958,419	611,058
PT Polychem Indonesia Tbk(a)	2,940,000	193,633

		804,691
COAL—9.17%
PT Adaro Energy Tbk	35,770,339	7,499,599
PT Bumi Resources Tbk	38,710,417	8,498,445
PT Darma Henwa Tbk(a)	30,478,350	234,191
PT Indika Energy Tbk	3,920,000	935,895

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2011

PT Indo Tambangraya Megah Tbk	994,380	4,164,171
PT Resource Alam Indonesia Tbk	882,000	619,627
PT Tambang Batubara Bukit Asam Tbk	1,960,050	3,657,612

		25,609,540
COMMERCIAL SERVICES—0.20%
PT Citra Marga Nusaphala Persada Tbk	3,430,000	560,999

		560,999
DISTRIBUTION & WHOLESALE—0.48%
PT AKR Corporindo Tbk	4,312,168	1,349,032

		1,349,032
DIVERSIFIED FINANCIAL SERVICES—0.08%
PT Clipan Finance Indonesia Tbk	4,704,000	219,451

		219,451
ENGINEERING & CONSTRUCTION—0.13%
PT Pembangunan Perumahan (Persero) Tbk	3,234,000	111,823
PT Wijaya Karya Tbk	4,653,139	240,063

		351,886
FOOD—2.14%
PT Indofood Sukses Makmur Tbk	10,878,230	5,612,259
PT Tunas Baru Lampung Tbk	5,292,000	371,776

		5,984,035
FOREST PRODUCTS & PAPER—0.36%
PT Fajar Surya Wisesa Tbk	252,500	101,166
PT Indah Kiat Pulp and Paper Tbk(a)	6,762,000	905,559

		1,006,725
GAS—3.27%
PT Perusahaan Gas Negara Tbk	27,048,278	9,129,907

		9,129,907
HOLDING COMPANIES - DIVERSIFIED—0.40%
PT Global Mediacom Tbk	10,290,420	1,106,983

		1,106,983
HOUSEHOLD PRODUCTS & WARES—2.73%
PT Unilever Indonesia Tbk	3,822,004	7,635,617

		7,635,617
INSURANCE—0.11%
PT Panin Financial Tbk(a)	27,478,278	307,660

		307,660
IRON & STEEL—0.25%
PT Krakatau Steel Tbk	7,840,000	705,686

		705,686

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2011

MACHINERY—0.16%
PT Hexindo Adiperkasa Tbk	495,318	451,278

		451,278
MACHINERY - CONSTRUCTION & MINING—3.78%
PT United Tractors Tbk	4,116,296	10,550,550

		10,550,550
MEDIA—1.16%
PT Bhakti Investama Tbk(a)	48,314,000	1,352,368
PT Indosiar Karya Media Tbk(a)	2,876,000	828,705
PT Media Nusantara Citra Tbk	8,624,176	1,069,738

		3,250,811
METAL FABRICATE & HARDWARE—0.38%
PT Bakrie and Brothers Tbk(a)	191,394,230	1,050,462

		1,050,462
MINING—1.92%
PT Aneka Tambang Tbk	8,330,066	1,499,595
PT Delta Dunia Makmur Tbk(a)	12,152,054	840,373
PT International Nickel Indonesia Tbk	6,174,395	2,067,168
PT Timah Tbk	4,998,410	949,204

		5,356,340
OIL & GAS—0.92%
PT Benakat Petroleum Energy Tbk(a)	29,890,420	557,779
PT Energi Mega Persada Tbk(a)	70,560,442	1,154,062
PT Medco Energi Internasional Tbk	3,332,252	850,438

		2,562,279
OIL & GAS SERVICES—0.04%
PT Elnusa Tbk	4,851,482	109,172

		109,172
PHARMACEUTICALS—1.57%
PT Kalbe Farma Tbk	11,368,017	4,398,711

		4,398,711
REAL ESTATE—4.09%
PT Agung Podomoro Land Tbk(a)	15,288,000	486,665
PT Alam Sutera Realty Tbk	24,402,116	1,138,408
PT Bakrieland Development Tbk(a)	84,280,295	971,397
PT Ciputra Development Tbk	26,442,322	1,422,254
PT Ciputra Property Tbk	7,644,140	369,201
PT Intiland Development Tbk(a)	10,290,120	219,131
PT Kawasan Industri Jababeka Tbk(a)	32,536,000	607,148
PT Lippo Karawaci Tbk	42,924,140	2,968,409
PT Pakuwon Jati Tbk(a)	5,096,000	464,290
PT Sentul City Tbk(a)	39,004,050	1,070,364
PT Summarecon Agung Tbk	11,956,098	1,391,160
PT Surya Semesta Internusa Tbk	7,593,040	312,557

		11,420,984

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA INVESTABLE MARKET INDEX FUND

November 30, 2011

RETAIL—14.56%
PT Astra International Tbk	5,022,283	39,086,703
PT Mitra Adiperkasa Tbk	1,862,000	1,073,052
PT Ramayana Lestari Sentosa Tbk	7,938,000	522,810

		40,682,565
TELECOMMUNICATIONS—9.60%
PT Bakrie Telecom Tbk(a)	56,546,268	1,737,975
PT Indosat Tbk	3,430,378	2,014,547
PT Telekomunikasi Indonesia Tbk	25,088,178	20,241,285
PT Tower Bersama Infrastructure Tbk	2,842,000	662,926
PT XL Axiata Tbk	4,214,000	2,150,944

		26,807,677
TRANSPORTATION—0.64%
PT Berlian Laju Tanker Tbk(a)	17,542,014	348,530
PT Buana Listya Tama Tbk	17,542,000	200,260
PT Trada Maritime Tbk	12,054,000	1,230,540

		1,779,330

TOTAL COMMON STOCKS
(Cost: $305,568,935)		278,678,864

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	120,110	120,110

		120,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $120,110)		120,110

TOTAL INVESTMENTS IN SECURITIES—99.81%
(Cost: $305,689,045)		278,798,974
Other Assets, Less Liabilities—0.19%		530,599

NET ASSETS—100.00%		$279,329,573

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.71%

AIRLINES—6.30%
Aer Lingus Group PLC(a)	157,656	$152,805
Ryanair Holdings PLC SP ADR(a)	10,948	329,425

		482,230
BANKS—5.01%
Bank of Ireland(a)	3,062,792	383,437

		383,437
BEVERAGES—4.64%
C&C Group PLC	86,464	355,000

		355,000
BUILDING MATERIALS—28.11%
CRH PLC	94,448	1,811,763
Kingspan Group PLC	37,896	338,833

		2,150,596
ENTERTAINMENT—4.17%
Paddy Power PLC	5,856	319,264

		319,264
FOOD—20.30%
Fyffes PLC	234,512	119,962
Glanbia PLC	43,760	273,920
Greencore Group PLC	188,544	187,818
Kerry Group PLC Class A	22,448	840,071
Total Produce PLC	253,328	131,292

		1,553,063
FOREST PRODUCTS & PAPER—3.80%
Smurfit Kappa Group PLC(a)	47,976	290,623

		290,623
HOLDING COMPANIES - DIVERSIFIED—4.33%
DCC PLC	13,680	331,476

		331,476
INSURANCE—1.76%
FBD Holdings PLC	15,304	134,940

		134,940
MEDIA—1.51%
Independent News & Media PLC(a)	397,064	115,454

		115,454

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

PHARMACEUTICALS—14.50%
Elan Corp. PLC(a)	80,080	888,270
United Drug PLC	85,368	221,332

		1,109,602
RETAIL—3.24%
Grafton Group PLC	72,104	247,510

		247,510
TRANSPORTATION—2.04%
Irish Continental Group PLC	8,176	156,287

		156,287

TOTAL COMMON STOCKS
(Cost: $7,745,051)		7,629,482

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	2,170	2,170

		2,170

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,170)		2,170

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $7,747,221)		7,631,652
Other Assets, Less Liabilities—0.26%		19,547

NET ASSETS—100.00%		$7,651,199

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.68%

AGRICULTURE—0.52%
PGG Wrightson Ltd.(a)	1,917,100	$536,596

		536,596
AIRLINES—1.59%
Air New Zealand Ltd.	2,161,595	1,630,220

		1,630,220
BUILDING MATERIALS—14.70%
Fletcher Building Ltd.	3,270,686	15,054,309

		15,054,309
CHEMICALS—2.16%
Nuplex Industries Ltd.	1,130,320	2,214,635

		2,214,635
ELECTRIC—12.62%
Contact Energy Ltd.(a)	1,366,679	5,652,993
Infratil Ltd.	2,716,602	3,823,005
Vector Ltd.	1,750,008	3,442,396

		12,918,394
ENGINEERING & CONSTRUCTION—6.64%
Auckland International Airport Ltd.	3,739,144	6,802,810

		6,802,810
HEALTH CARE - PRODUCTS—4.75%
Fisher & Paykel Healthcare Corp. Ltd.	2,605,061	4,861,043

		4,861,043
HEALTH CARE - SERVICES—3.55%
Ryman Healthcare Ltd.	1,782,668	3,631,383

		3,631,383
HOME FURNISHINGS—0.85%
Fisher & Paykel Appliances Holdings Ltd.(a)	3,206,573	872,588

		872,588
INSURANCE—1.42%
Tower Ltd.	1,239,163	1,454,808

		1,454,808
LODGING—5.89%
Sky City Entertainment Group Ltd.	2,293,726	6,027,796

		6,027,796

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND INVESTABLE MARKET INDEX FUND

November 30, 2011

MEDIA—4.67%
Sky Network Television Ltd.	1,127,409	4,777,253

		4,777,253
OIL & GAS—1.12%
New Zealand Oil & Gas Ltd.	2,120,344	1,145,754

		1,145,754
REAL ESTATE INVESTMENT TRUSTS—11.20%
AMP NZ Office Trust	5,659,765	3,696,392
Goodman Property Trust	5,164,185	3,954,925
Kiwi Income Property Trust	4,757,852	3,810,206

		11,461,523
RETAIL—1.95%
Warehouse Group Ltd.(The)	811,459	1,993,673

		1,993,673
TELECOMMUNICATIONS—19.31%
Chorus Ltd.(a)	1,931,405	4,940,484
Telecom Corp. of New Zealand Ltd.	9,392,448	14,824,331

		19,764,815
TRANSPORTATION—6.74%
Freightways Ltd.	989,669	2,577,716
Mainfreight Ltd.	533,281	4,320,401

		6,898,117

TOTAL COMMON STOCKS
(Cost: $108,979,164)		102,045,717

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	41,390	41,390

		41,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,390)		41,390

TOTAL INVESTMENTS IN SECURITIES—99.72%
(Cost: $109,020,554)		102,087,107
Other Assets, Less Liabilities—0.28%		289,490

NET ASSETS—100.00%		$102,376,597

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—93.53%

AIRLINES—1.20%
Cebu Air Inc.	544,280	$873,443

		873,443
BANKS—12.66%
Bank of the Philippine Islands	1,809,605	2,173,849
BDO Unibank Inc.	2,321,876	2,930,291
Metropolitan Bank & Trust Co.	1,074,353	1,628,031
Philippine National Bank(a)	505,463	608,363
Rizal Commercial Banking Corp.	1,031,488	721,238
Security Bank Corp.	511,265	1,127,549

		9,189,321
COMMERCIAL SERVICES—1.94%
International Container Terminal Services Inc.	1,134,970	1,405,052

		1,405,052
ELECTRIC—11.88%
Aboitiz Power Corp.	4,680,415	3,111,693
First Gen Corp.(a)	2,994,437	926,751
First Philippine Holdings Corp.	566,509	722,747
Manila Electric Co.	716,994	3,862,760

		8,623,951
ENERGY - ALTERNATE SOURCES—3.61%
Energy Development Corp.	19,081,420	2,620,305

		2,620,305
ENTERTAINMENT—0.53%
PhilWeb Corp.	1,123,357	383,208

		383,208
FOOD—1.78%
Universal Robina Corp.	1,128,380	1,293,421

		1,293,421
HOLDING COMPANIES - DIVERSIFIED—15.33%
Aboitiz Equity Ventures Inc.	4,917,000	4,396,217
Alliance Global Group Inc.	10,451,339	2,429,541
Ayala Corp.	441,938	2,952,332
San Miguel Corp.	479,206	1,349,072

		11,127,162
MEDIA—0.67%
Lopez Holdings Corp.	4,664,850	487,660

		487,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

November 30, 2011

MINING—2.02%
Atlas Consolidated Mining & Development Corp.(a)	1,189,931	469,207
Lepanto Consolidated Mining Co. Class B	15,433,215	605,016
Nickel Asia Corp.	852,200	391,715

		1,465,938
REAL ESTATE—19.46%
Ayala Land Inc.	13,253,540	4,739,918
Belle Corp.(a)	10,745,567	1,012,478
Filinvest Land Inc.	24,678,590	616,682
Global-Estate Resorts Inc.(a)	5,310,677	266,630
Megaworld Corp.	26,090,540	1,076,639
Robinsons Land Corp.	4,166,210	1,109,843
SM Development Corp.	4,288,986	688,283
SM Prime Holdings Inc.	14,144,585	4,105,237
Vista Land & Lifescapes Inc.	7,593,000	504,807

		14,120,517
RETAIL—10.58%
Jollibee Foods Corp.	1,054,543	2,127,459
SM Investments Corp.	467,112	5,547,089

		7,674,548
TELECOMMUNICATIONS—10.78%
Globe Telecom Inc.	84,175	1,819,739
Philippine Long Distance Telephone Co.	109,112	6,003,412

		7,823,151
WATER—1.09%
Manila Water Co. Inc.	1,790,429	788,084

		788,084

TOTAL COMMON STOCKS
(Cost: $71,371,836)		67,875,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES INVESTABLE MARKET INDEX FUND

November 30, 2011

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	10,910	10,910

		10,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,910)		10,910

TOTAL INVESTMENTS IN SECURITIES—93.55%
(Cost: $71,382,746)		67,886,671
Other Assets, Less Liabilities—6.45%		4,683,164

NET ASSETS—100.00%		$72,569,835

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.99%

AGRICULTURE—2.03%
Kernel Holding SA(a)	115,043	$2,425,621

		2,425,621
BANKS—27.66%
Bank Gospodarki Zywnosciowej SA(a)	12,817	175,656
Bank Handlowy w Warszawie SA	82,567	1,770,556
Bank Millennium SA	1,092,705	1,191,227
Bank Pekao SA	262,094	11,483,955
BRE Bank SA(a)	35,629	2,881,094
Getin Holding SA(a)	810,829	1,627,025
Powszechna Kasa Oszczednosci Bank Polski SA	1,389,892	13,911,616

		33,041,129
BIOTECHNOLOGY—0.16%
Bioton SA(a)(b)	9,040,506	189,531

		189,531
BUILDING MATERIALS—0.04%
Cersanit SA(a)	42,399	46,476

		46,476
CHEMICALS—3.60%
Boryszew SA(a)(b)	2,387,134	564,799
Ciech SA(a)	77,411	377,903
Synthos SA	1,479,251	1,882,872
Zaklady Azotowe Pulawy SA	19,788	546,415
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	74,691	644,245
Zaklady Chemiczne Police SA(a)	95,960	287,396

		4,303,630
COAL—4.47%
Jastrzebska Spolka Weglowa SA(a)	90,314	2,462,777
Lubelski Wegiel Bogdanka SA(b)	85,924	2,879,617

		5,342,394
COMMERCIAL SERVICES—0.44%
KRUK SA(a)	39,633	522,276

		522,276
COMPUTERS—1.96%
Asseco Poland SA	158,054	2,343,154

		2,343,154
DIVERSIFIED FINANCIAL SERVICES—0.84%
Warsaw Stock Exchange	85,847	1,000,149

		1,000,149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2011

ELECTRIC—12.81%
ENEA SA	298,172	1,687,791
Polska Grupa Energetyczna SA	1,475,952	9,455,252
Tauron Polska Energia SA	2,563,711	4,161,582

		15,304,625
ENGINEERING & CONSTRUCTION—1.51%
Budimex SA	33,723	737,291
PBG SA(b)	22,795	502,467
Polimex-Mostostal SA(b)	1,149,160	464,627
Trakcja-Tiltra SA(a)	284,643	102,299

		1,806,684
FOOD—0.06%
Colian SA(a)	73,744	47,485
Polski Koncern Miesny Duda SA(a)	106,896	20,810

		68,295
HEALTH CARE - PRODUCTS—0.29%
PZ Cormay SA(a)	66,542	348,758

		348,758
INSURANCE—10.08%
Powszechny Zaklad Ubezpieczen SA	125,810	12,034,836

		12,034,836
IRON & STEEL—0.31%
Alchemia SA(a)	237,104	369,970

		369,970
MACHINERY—0.26%
Rafako SA	114,363	315,111

		315,111
MANUFACTURING—0.46%
Kopex SA(a)	89,190	548,931

		548,931
MEDIA—3.15%
Agora SA(b)	119,310	485,966
Cyfrowy Polsat SA(a)	548,757	2,120,117
TVN SA	391,201	1,149,368

		3,755,451
METAL FABRICATE & HARDWARE—0.24%
Impexmetal SA(b)	260,851	291,401

		291,401

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2011

MINING—10.43%
KGHM Polska Miedz SA	313,788	12,452,091

		12,452,091
OIL & GAS—10.45%
Grupa Lotos SA(a)	175,571	1,314,568
Polski Koncern Naftowy Orlen SA(a)	471,803	5,678,960
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	4,445,219	5,485,048

		12,478,576
REAL ESTATE—1.17%
Globe Trade Centre SA(a)	380,305	1,112,799
JW Construction Holding SA(a)	64,611	96,753
LC Corp. SA(a)	664,355	187,033

		1,396,585
RETAIL—1.89%
AmRest Holdings SE(a)(b)	39,385	800,923
Eurocash SA	175,185	1,238,223
NFI Empik Media & Fashion SA	95,157	223,148

		2,262,294
TELECOMMUNICATIONS—5.68%
Netia SA(a)	849,437	1,325,437
Telekomunikacja Polska SA	984,651	5,455,620

		6,781,057

TOTAL COMMON STOCKS
(Cost: $181,467,609)		119,429,025

RIGHTS—0.00%

BUILDING MATERIALS—0.00%
Cersanit SA(a)	239,503	3,586

		3,586

TOTAL RIGHTS
(Cost: $0)		3,586

SHORT-TERM INVESTMENTS—0.94%

MONEY MARKET FUNDS—0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,012,246	1,012,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	84,395	84,395
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	28,082	28,082

		1,124,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND INVESTABLE MARKET INDEX FUND

November 30, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,124,723)	1,124,723

TOTAL INVESTMENTS IN SECURITIES—100.93%
(Cost: $182,592,332)	120,557,334
Other Assets, Less Liabilities—(0.93)%	(1,109,747)

NET ASSETS—100.00%	$119,447,587

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	iShares MSCI Index Fund
All Peru Capped	Ireland Capped Investable Market
Brazil Small Cap	New Zealand Investable Market
China	Philippines Investable Market
China Small Cap	Poland Investable Market
Indonesia Investable Market

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund and Investment Type	Level 1	Level 2		Level 3		Total
All Peru Capped
Assets:
Common Stocks	$425,908,680	$—		$—		$425,908,680
Short-Term Investments	1,550,588	—		—		1,550,588

	$427,459,268	$—		$—		$427,459,268

Brazil Small Cap
Assets:
Common Stocks	$35,598,937	$—		$—		$35,598,937
Preferred Stocks	8,838,146	—		—		8,838,146
Rights	39	—		—		39
Short-Term Investments	3,450	—		—		3,450

	$44,440,572	$—		$—		$44,440,572

China
Assets:
Common Stocks	$46,717,785	$—		$—		$46,717,785
Short-Term Investments	12,178	—		—		12,178

	$46,729,963	$—		$—		$46,729,963

China Small Cap
Assets:
Common Stocks	$15,662,260	$98,938		$134,412		$15,895,610
Warrants	—	0	[a]	—		0	[a]
Short-Term Investments	3,542,001	—		—		3,542,001

	$19,204,261	$98,938		$134,412		$19,437,611

Indonesia Investable Market
Assets:
Common Stocks	$278,678,864	$—		$0	[a]	$278,678,864
Short-Term Investments	120,110	—		—		120,110

	$278,798,974	$—		$0	[a]	$278,798,974

Ireland Capped Investable Market
Assets:
Common Stocks	$7,629,482	$—		$—		$7,629,482
Short-Term Investments	2,170	—		—		2,170

	$7,631,652	$—		$—		$7,631,652

New Zealand Investable Market
Assets:
Common Stocks	$102,045,717	$—		$—		$102,045,717
Short-Term Investments	41,390	—		—		41,390

	$102,087,107	$—		$—		$102,087,107

Philippines Investable Market
Assets:
Common Stocks	$67,875,761	$—		$—		$67,875,761
Short-Term Investments	10,910	—		—		10,910

	$67,886,671	$—		$—		$67,886,671

Poland Investable Market
Assets:
Common Stocks	$119,429,025	$—		$—		$119,429,025
Rights	3,586	—		—		3,586
Short-Term Investments	1,124,723	—		—		1,124,723

	$120,557,334	$—		$—		$120,557,334

[a]	Rounds to less than $1.

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the period ended November 30, 2011. A reconciliation is presented when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares MSCI China Small Cap Index Fund	Common Stocks
Balance at beginning of period	$204,428
Realized gain (loss) and change in unrealized appreciation/depreciation	(40,068)
Purchases	—
Sales	—
Transfers in [a]	—
Transfers out [a]	(29,948)[b]

Balance at end of period	$134,412

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$(40,068)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
[b]	Represents securities transferred from Level 3 to Level 1 because trading resumed on the local stock exchange on which the securities normally trade.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$509,105,375	$1,788,272	$(83,434,379)	$(81,646,107)
Brazil Small Cap	53,017,755	1,291,845	(9,869,028)	(8,577,183)
China	56,183,349	369,148	(9,822,534)	(9,453,386)
China Small Cap	27,285,185	150,404	(7,997,978)	(7,847,574)
Indonesia Investable Market	308,437,103	7,436,457	(37,074,586)	(29,638,129)
Ireland Capped Investable Market	8,012,734	437,875	(818,957)	(381,082)
New Zealand Investable Market	110,511,863	4,012,225	(12,436,981)	(8,424,756)
Philippines Investable Market	71,856,741	635,712	(4,605,782)	(3,970,070)
Poland Investable Market	183,890,919	16,290	(63,349,875)	(63,333,585)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended November 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI All Peru Capped
Corporacion Aceros Arequipa SA	7,832,652	629,379	(1,056,749)	7,405,282	$5,678,435	$51,392	$(170,260)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 26, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	January 26, 2012